Basis of presentation and general information (Details)	12 Months Ended
Dec. 31, 2023
Globus Shipmanagement Corp. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Owned	Management Co.
Devocean Maritime Ltd. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Dec. 18, 2007
Vessel Owned	m/v River Globe
Artful Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jun. 22, 2011
Vessel Owned	m/v Moon Globe
Serena Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Oct. 29, 2020
Vessel Owned	m/v Galaxy Globe
Talisman Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jul. 20, 2021
Vessel Owned	m/v Power Globe
Argo Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jun. 09, 2021
Vessel Owned	m/v Diamond Globe
Salaminia Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Nov. 29, 2021
Vessel Owned	m/v Orion Globe
Calypso Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Owned	Hull No: S-1885*
Daxos Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Owned	Hull No: NE-442*
Olympia Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Owned	Hull No: S-K192*
Paralus Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Owned	Hull No: NE-443*
Thalia Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Owned	Hull No: S-3012*
Longevity Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Malta
Vessel Delivery Date	Sep. 15, 2011
Vessel Owned	**
Domina Shipholding Ltd [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	May 19, 2010
Vessel Owned	***
Dulac Maritime S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	May 25, 2010
Vessel Owned	****